Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Notes to Financial Statements
NOTE 9. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to the balance sheet through the issuance date of these financial statements in accordance with FASB ASC 855 and has determined that there are no such events that would require adjustment to, or disclosure in, the financial statements.

License agreement

On April 4, 2017, we entered into a license agreement (the “License Agreement”) with Pharma GP ApS. (“Pharma GP”) and acquired an exclusive license to sell certain cosmetic products or ingredients covered by United States Patent No. US 8,637,075 in the territory of the United States.

For the license, we agreed to pay to GP a royalty of eight percent (8%) on the selling price (irrespective of any taxes, custom duties, costs of insurance, transportation costs or other costs) for all licensed product we sell in the United States (if in excess of the agreed minimum royalty), or pay the agreed minimum royalty of USD 10,000 per month.

Under the License Agreement, we have the ability to sublicense to third parties under the royalty arrangement described above.

Stock purchase agreement

On April 19, 2017, we entered into a Stock Purchase Agreement (the “Agreement”) with Pharma GP APS, a Denmark corporation (“Pharma GP”) and its sole shareholder, 9 Heroes APS, a Denmark corporation. In accordance with the terms of the Agreement, we will purchase all of the outstanding shares of Pharma GP for the purchase price (the “Purchase Price”) of $6,000,000.00, payable as $3,000,000.00 in cash and the balance in shares of our common stock.

The closing of the above transactions is expected to occur on July 31, 2017 (the “Closing Date”). The Agreement is conditioned on our paying the Purchase Price, obtaining financing in the amount of $4,000,000.00 for operational expenses, and receiving audited financial statements from Pharma GP, among other conditions as contained in the Agreement.

We currently do not have the money on hand to pay the Purchase Price, and we must obtain additional financing to meet the conditions to close the transaction.

The Agreement includes customary representations, warranties and covenants among the parties to each other as of specific dates.

The foregoing description of the Agreement is qualified in its entirety by reference to the full text of the Agreement, which is included as an exhibit our Current Report on Form 8-K filed on April 20, 2017 and is incorporated by reference herein.

Pharma GP is a manufacturer of skincare products with distribution in several countries. The company’s body and facial creams are designed for moisturizing, skin regeneration, wound healing and a variety of skin issues, such as dry and cracked skin, among other things.

In addition, Pharma GP owns patents, trademarks and production facilities for an ingredient designed to be used in pharmaceuticals and medical devices for treating a wide range of issues. Pharma GP currently has skincare products that are available over the counter. However, the company intends to develop, market and sell pharmaceutical skincare products to treat various ailments using its patented technology. Currently, the company has no government approved products, but with the financing, we intend to purchase Pharma GP and focus on those clinical applications. We expect to have more information on the status of the Closing of the Agreement and our new business direction in future filings.

Promissory note

On May 17, 2017, the Company executed a $22,500 promissory note with an investor which bears interest at a rate of 5% per annum and is due within two business days of demand notice.